CONCENTRATIONS	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
CONCENTRATIONS

11.

CONCENTRATIONS

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through December 31, 2016. As of December 31, 2016 the Company had no cash equivalent balances that were not insured.

At December 31, 2016, two customers accounted for 49.4% and 19.0% of accounts receivable.

For the year ended December 31, 2016, five customers accounted for 19.8%, 15.6%, 12.0%, 10.4% and 10.1% of sales.

During the year ended December 31, 2016, sales primarily resulted from four sources, sales of FireIce®, Soil2O® and FireIce Shield® which made up 65.7%, 16.3% and 14.5%, respectively, plus paid for research of 2.9% of total revenues. Of the FireIce® sales, 85.2% related to the sale of FireIce® products and 14.8% related to sales of the FireIce Eductors, EMFIDS and extinguishers. Of the Soil2O® sales, 27.4% related to traditional sales of Soil2O® and 54.4% related to sales of Soil2O® Dust Control, including 11.2% of our new Soil2O Soil Cap product. Of the FireIce Shield® sales, 50.7% consisted of sales of spray bottles, 41.2% were sales of canisters and refills.

Two vendors accounted for 49.0% and 14.2% of the Company’s approximately $631,000 in purchases of raw material and packaging during the year ended December 31, 2016.

Approximately 14.5% of revenue was generated from customers outside the United States during the year ended December 31, 2016.

During the year ended December 31, 2016, our chairman and principal shareholder provided 100% of our debt financing.